Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 26,483,000	$ (48,241,000)	$ 275,779,000	$ 230,049,000	$ (1,000,000)
Other comprehensive income, net of tax	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Comprehensive income	2,210,000	(15,903,000)	277,301,000	163,812,000	40,154,000
Less: Comprehensive income attributable to noncontrolling interest			0	(19,560,000)	(17,383,000)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder	2,210,000	(15,903,000)	277,301,000	144,252,000	22,771,000
Parent
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	26,483,000	(48,241,000)	275,779,000	210,489,000	(18,383,000)
Other comprehensive income, net of tax	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Comprehensive income	2,210,000	(15,903,000)	277,301,000	144,252,000	22,771,000
Less: Comprehensive income attributable to noncontrolling interest				0	0
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				144,252,000	22,771,000
Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	85,088,000	8,730,000	62,195,000	34,810,000	(34,016,000)
Other comprehensive income, net of tax	2,789,000	0	121,000	0	0
Comprehensive income	87,877,000	8,730,000	62,316,000	34,810,000	(34,016,000)
Less: Comprehensive income attributable to noncontrolling interest				0	0
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				34,810,000	(34,016,000)
Non-Guarantor Subsidiaries
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	256,083,000	153,290,000	1,001,755,000	758,068,000	535,284,000
Other comprehensive income, net of tax	(26,916,000)	29,262,000	6,816,000	(34,619,000)	28,427,000
Comprehensive income	229,167,000	182,552,000	1,008,571,000	723,449,000	563,711,000
Less: Comprehensive income attributable to noncontrolling interest				(19,560,000)	(17,383,000)
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				703,889,000	546,328,000
Eliminations
CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Net income	(341,171,000)	(162,020,000)	(1,063,950,000)	(773,318,000)	(483,885,000)
Other comprehensive income, net of tax	24,127,000	(29,262,000)	(6,937,000)	34,619,000	(28,427,000)
Comprehensive income	(317,044,000)	(191,282,000)	(1,070,887,000)	(738,699,000)	(512,312,000)
Less: Comprehensive income attributable to noncontrolling interest				0	0
Comprehensive income attributable to The Hertz Corporation and Subsidiaries' common stockholder				$ (738,699,000)	$ (512,312,000)